DEPOSIT WITH BANKS	12 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents [Abstract]
DEPOSIT WITH BANKS

NOTE 4 - DEPOSIT WITH BANKS

●	Interest rates: 1.98% to 4.64% and 4.64% per annum as of June 30, 2025 and 2024, respectively

●	Maturities: 120 to 270 days and 120 to 365 days as of June 30, 2025 and 2024, respectively